BUSINESS COMBINATIONS (Tables)	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Schedule of consideration remaining

Total consideration	Common shares	$
Cash paid	-	479,000
Cash payable	-	370,537
Common shares issued	825,000	122,376
Common shares issued	200,000	35,806
Total	1,025,000	1,007,719

Schedule of business acquisition consideration payable

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – October 31, 2023 and 2022	360,000